Summary Prospectus Supplement	January 1, 2024

George Putnam Balanced Fund

Putnam BDC Income ETF

Putnam BioRevolution ETF

Putnam Convertible Securities Fund

Putnam Core Equity Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Emerging Markets Equity Fund

Putnam Emerging Markets ex-China ETF

Putnam ESG Core Bond ETF

Putnam ESG High Yield ETF

Putnam ESG Ultra Short ETF

Putnam Focused International Equity Fund

Putnam Focused Large Cap Growth ETF

Putnam Global Health Care Fund

Putnam Government Money Market Fund

Putnam High Yield Fund

Putnam Income Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Money Market Fund

Putnam Mortgage Opportunities Fund

Putnam Multi-Asset Income Fund

Putnam Research Fund

Putnam Small Cap Value Fund

Putnam Sustainable Future ETF

Putnam Sustainable Future Fund

Putnam Sustainable Leaders ETF

Putnam Sustainable Leaders Fund

Putnam Ultra Short Duration Income Fund

Putnam VT Core Equity Fund

Putnam VT Diversified Income Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Focused International Equity Fund

Putnam VT George Putnam Balanced Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

Putnam VT Government Money Market Fund

Putnam VT High Yield Fund

Putnam VT Income Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Putnam VT Mortgage Securities Fund

Putnam VT Research Fund

Putnam VT Small Cap Growth Fund

Putnam VT Small Cap Value Fund

Putnam VT Sustainable Future Fund

Putnam VT Sustainable Leaders Fund

On January 1, 2024 (the “Effective Date”), a subsidiary of Franklin Resources, Inc. (“Franklin Resources”) acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”) in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings and the investment manager to the Putnam family of funds (the “Putnam Funds”), Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings and a sub-adviser to certain of the Putnam Funds, and The Putnam Advisory Company, LLC (“PAC”), an indirect, wholly-owned subsidiary of Putnam Holdings and a sub-adviser to certain of the Putnam Funds, became indirect, wholly-owned subsidiaries of Franklin Resources.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of November 30, 2023, after giving effect to the Transaction, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.546 trillion. As a result of the Transaction, Putnam Management, PIL, and PAC will be able to draw on the broader investment resources, including portfolio management, investment research, trading expertise and other capabilities, of Franklin Templeton to the benefit of the Putnam Funds.

335643 1/24

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-advisory contracts that were in place for each Putnam Fund before the Transaction. However, Putnam Management and, where applicable, the Putnam Funds’ sub-adviser(s) continue to provide uninterrupted services with respect to the Putnam Funds listed above pursuant to new investment management and sub-advisory contracts that were previously approved by shareholders of each above-listed Putnam Fund at shareholder meetings held in connection with the Transaction. The terms of the new investment management and sub-advisory contracts are substantially similar to those of the previous investment management and sub-advisory contracts.

The Summary Prospectus for each of the Putnam Funds listed above is amended to reflect the foregoing.

Shareholders should retain this Supplement for future reference.